SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:       SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company applies ASC No. 280, "Segment Reporting." The Company operates in one reportable segment.

The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

b.	The following tables present total revenues for the years ended December 31, 2016, 2017 and 2018 and long-lived assets as of December 31, 2017 and 2018:

Revenues:

	Year ended December 31,
	2016	2017	2018

United States	$125,749	$145,453	$187,704
Israel	6,818	7,282	6,909
United Kingdom	21,699	24,837	26,652
Europe, the Middle East and Africa *)	39,577	49,659	78,525
Other	22,770	34,470	43,409

	$216,613	$261,701	$343,199

For the years ended December 31, 2017 and 2018, no single customer contributed more than 10% to the Company's total revenues. For the year ended December 31, 2016, 12% of the Company's total revenues were derived from one channel partner.

Long-lived assets:

	December 31,
	2017	2018

United States	$1,252	$4,502
Israel	7,493	9,161
United Kingdom	233	944
Europe, the Middle East and Africa *)	39	126
Other	213	387

	$9,230	$15,120

*)          Excluding United Kingdom and Israel